Insurance Contracts - Summary of Risks of Insurance and Private Pension (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of insurance risk [Line Items]
Insurance premiums	R$ (38)	R$ (94)	R$ (89)
Group accident insurance [Member]
Disclosure of insurance risk [Line Items]
Insurance premiums	(1)	(4)	(2)
Individual accident [Member]
Disclosure of insurance risk [Line Items]
Insurance premiums	(1)	(12)	(11)
Group life [Member]
Disclosure of insurance risk [Line Items]
Insurance premiums	(11)	(44)	(37)
ITAU UNIBANCO HOLDING [Member]
Disclosure of insurance risk [Line Items]
Insurance premiums	623	570	726
Retained premium	R$ 621	R$ 570	R$ 725
Retention	99.70%	100.00%	99.90%
ITAU UNIBANCO HOLDING [Member] | Mandatory personal injury caused by motor vehicle [Member]
Disclosure of insurance risk [Line Items]
Insurance premiums	R$ 24	R$ 37	R$ 37
Retained premium	R$ 24	R$ 37	R$ 37
Retention	100.00%	100.00%	100.00%
ITAU UNIBANCO HOLDING [Member] | Extended warranty [Member]
Disclosure of insurance risk [Line Items]
Insurance premiums		R$ 112	R$ 252
Retained premium		R$ 112	R$ 252
Retention	0.00%	100.00%	100.00%
ITAU UNIBANCO HOLDING [Member] | Group accident insurance [Member]
Disclosure of insurance risk [Line Items]
Insurance premiums	R$ 667	R$ 780	R$ 862
Retained premium	R$ 666	R$ 776	R$ 860
Retention	99.80%	99.50%	99.70%
ITAU UNIBANCO HOLDING [Member] | Individual accident [Member]
Disclosure of insurance risk [Line Items]
Insurance premiums	R$ 290	R$ 224	R$ 214
Retained premium	R$ 289	R$ 212	R$ 203
Retention	99.80%	94.80%	94.80%
ITAU UNIBANCO HOLDING [Member] | Group life [Member]
Disclosure of insurance risk [Line Items]
Insurance premiums	R$ 1,001	R$ 1,278	R$ 1,453
Retained premium	R$ 990	R$ 1,234	R$ 1,416
Retention	98.90%	96.50%	97.50%